ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS	12 Months Ended
Dec. 31, 2020
ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS
ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS

NOTE 3 -  ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS

Eletrobras, through its subsidiaries, jointly controlled and affiliated companies, holds several electric power concessions in the Generation and Transmission segments or interests in SPEs that also operate in these same segments.

I - Generation Concessions and Authorizations

The Company holds several concessions and authorizations for electric power in hydraulic power plants (HPP), small hydroelectric plants (SHP), wind power plants, wind farms, thermonuclear plants and termelectric power plants (TPP), whose details, capacity and maturity dates are listed below:

		Installed
		Capacity
Contract	Hydraulics	(MW)*	Location	Year
001/2010	HPP Belo Monte	11,233	PA	2045
007/2004	HPP Tucuruí	8,535	PA	2024
002/2008	HPP Jirau	3,750	RO	2043
001/2008	HPP Santo Antônio (Mesa)	3,568	RO	2043
006/2004	HPP Xingó	3,162	SE	2042
006/2004	HPP Paulo Afonso IV	2,462	BA	2042
004/2004	HPP Itumbiara	2,082	MG	2035
002/2011	HPP Teles Pires	1,820	MT	2046
006/2004	HPP Luiz Gonzaga (Itaparica)	1,480	PE	2042
004/2004	HPP Marimbondo	1,440	MG	2047
005/2004	HPP Serra da Mesa	1,275	TO	2039
004/2004	HPP Furnas	1,216	MG	2045
006/2004	HPP Sobradinho	1,050	BA	2052
004/2004	HPP Luis Carlos Barreto de Carvalho	1,050	SP	2045
005/1997	HPP Luís Eduardo Magalhães	903	TO	2032
128/2001	HPP Foz do Chapecó	855	RS	2036
003/2014	HPP Três Irmãos	808	SP	2044
006/2004	HPP Paulo Afonso III	794	BA	2042
002/2014	HPP São Manoel	736	PA	2049
130/2001	HPP Peixe Angical	499	TO	2036
004/2004	HPP Mascarenhas de Moraes (1)	476	MG	2024
006/2004	HPP Paulo Afonso II	443	BA	2042
001/2014	HPP Sinop	402	MT	2049
006/2004	HPP Apolônio Sales (Moxotó)	400	BA	2042
004/2004	HPP Corumbá 1	375	GO	2044
004/2004	HPP Porto Colômbia	320	MG	2047
003/2006	HPP Simplício	306	MG	2041
002/2007	HPP Dardanelos	261	MT	2042
002/2019	HPP Balbina	250	AM	2027
006/2004	HPP Boa Esperança (Castelo Branco)	237	PI	2042
005/2011	HPP Samuel	217	RO	2029
004/2004	HPP Funil	216	RJ	2045
129/2001	HPP Serra do Facão	213	GO	2036
010/2000	HPP Manso	210	MT	2035
006/2004	HPP Paulo Afonso I	180	BA	2042
001/2007	HPP Governador Jayme Canet Júnior	178	PR	2042
001/2006	HPP Baguari	140	MG	2041
007/2006	HPP Retiro Baixo	82	MG	2041
002/2012	HPP Coaracy Nunes	78	AP	2042
004/2006	HPP Passo São João	77	RS	2041
002/2006	HPP Batalha	53	MG	2041
092/2002	HPP São Domingos	48	MS	2037
007/2004	HPP Curuá-Una	30	PA	2038
006/2004	HPP Funil	30	BA	2042
003/2006	HPP Anta	28	RJ	2041
006/2004	HPP Pedra	20	BA	2042
374/2005	SHP João Borges	19	SC	2035
186/2004	SHP Barra do Rio Chapéu	15	SC	2034
006/2004	HPP Curemas	4	PB	2024

		Installed Capacity
Decree	Wind	(MW) *	Location	Year

MME Decree No. 220/2014	Casa Nova (2) (3)	180	BA	2043
MME Decree No. 220/2014	Casa Nova II	33	BA	2049
MME Decree No. 459/2012	Nossa Senhora de Fátima (4)	30	CE	2047
MME Decree No. 746/2010	Cerro Chato I	30	RS	2045
MME Decree No. 747/2010	Cerro Chato II	30	RS	2045
MME Decree No. 748/2010	Cerro Chato III	30	RS	2045
MME Decree No. 204/2014	Eólico Coxilha Seca	30	RS	2049
MME Decree No. 225/2014	Casa Nova III	28	BA	2049
MME Decree No. 458/2012	Jandaia (4)	27	CE	2047
MME Decree No. 388/2012	Caiçara I (5)	27	RN	2047
MME Decree No. 68/2012	Ibirapuitã	25	RS	2047
MME Decree No. 409/2012	Jandaia I (4)	24	CE	2047
MME Decree No. 81/2012	Cerro Chato VI	24	RS	2047
MME Decree No. 399/2012	Junco I (5)	24	RN	2047
MME Decree No. 417/2012	Junco II (5)	24	RN	2047
MME Decree No. 446/2012	São Clemente (4)	21	CE	2047
MME Decree No. 432/2012	São Januário (4)	21	CE	2047
MME Decree No. 418/2012	Caiçara II (5)	18	RN	2047
MME Decree No. 219/2014	Coqueirinho 2	16	BA	2049
MME Decree No. 286/2014	Tamanduá Mirim 2	16	BA	2049
MME Decree No. 141/2012	Cerro Chato V	12	RS	2047
MME Decree No. 210/2014	Parque Eólico Capão do Inglês	10	RS	2049
MME Decree No. 152/2014	Angical 2	10	BA	2049
MME Decree No. 154/2014	Caititú 2	10	BA	2049
MME Decree No. 174/2014	Carcará	10	BA	2049
MME Decree No. 176/2014	Corruption 3	10	BA	2049
MME Decree No. 177/2014	Caititú 3	10	BA	2049
MME Decree No. 213/2014	Papagaio	10	BA	2049
MME Decree No. 139/2012	Cerro Chato IV	10	RS	2047
MME Decree No. 192/2014	Parque Eólico Galpões	8	RS	2049
MME Decree No. 153/2014	Teiú 2	8	BA	2049
MME Decree No. 103/2012	Cerro dos Trindade	8	RS	2047
MME Decree No. 150/2014	Acauã	6	BA	2049
MME Decree No. 151/2014	Arapapá	4	BA	2049

		Installed
		Capacity
Decree	Nuclear	(MW)*	Participation	Location	Year
DNAEE Decree No. 315 of 07/31/97	Angra 3 (2)	1,405	100%	RJ	—
DNAEE Decree No. 315 of 07/31/97	Angra 2	1,350	100%	RJ	2040
DNAEE Decree No. 315 of 07/31/97	Angra 1 (6)	640	100%	RJ	2024

		Installed
		Capacity
Contract / Decree	Termeletrics	(MW)*	Location	Year
Aneel Resolution 4950/2014	TPP Mauá 3	591	AM	2044
004/2004	TPP Santa Cruz (7)	350	RJ	2015
MME Decree No. 304/2008	TPP Candiota III (Phase C)	350	RS	2041
207/2019	TPP Aparecida	200	AM	2030
MME Decree No. 420/1989	TPP Senador Arnon Afonso Farias de Mello (8)	86	RR	2019
MME Decree No. 415/2020	TPP Santana	36	AP	2021
MME Decree No. 406/2020	TPP Santana II	30	AP	2021
MME Decree No. 406/2020	TPP Santa Rita	24	AP	2021
Authorizing Resolution 5,682 / 2016	TPP Araguaia (9)	23	MT	2019
Aneel Resolution 6.883 / 2018	TPP Codajás	4	AM	2030
Aneel Resolution 6.883 / 2018	TPP Anori	4	AM	2030
Aneel Resolution 6.883 / 2018	TPP Anamã	2	AM	2030
Aneel Resolution 6.883 / 2018	TPP Caapiranga	2	AM	2030
(1)

The 3rd Amendment to contract No. 004/2004 formalized the extension of the concession period for the HPP Mascarenhas de Moraes concession for 90 days, changing the final term from October 31, 2023 to January 29, 2024;

(2)	Projects still under implementation;
(3)

The venture called Casa Nova, was subdivided into 7 wind farms (A to G). The CASA NOVA A project is in operation, with an installed capacity of 27 MW, having been approved through Authorizing Resolution No. 7.907 of 06/18/2019, under the regime of Independent Production of Electric Energy, whose due of the authorization will take place in 2054. The remaining 153 MW of power are part of wind farms B to G that are under construction, and are in the process of approval by ANEEL;

(4)	The subsidiary Furnas holds a 100% interest in Brasil Ventos and the latter is a majority shareholder in the Wind Farms of Complexo Fortim;
(5)	Project classified as an asset held for sale, see note 43;
(6)	The subsidiary Eletronuclear formally requested the National Nuclear Energy Commission - CNEN, in November 2019, to extend the useful life of the Nuclear Power Plant Angra I from 40 to 60 years;
(7)

Although the concession expired in 2015, as there was no manifestation by the Granting Authority about its extension under the terms of Law No. 12,783 / 2013 and Decree No. 9,187 / 2017, TPP de Santa Cruz continues to operate with an energy sale contract until 2026 and awaiting definition of the granting authority in relation to the renewal;

(8)

TPP Senador Arnon Afonso Farias de Mello granted to Boa Vista Energia SA through Resolution No. 427, of November 1, 2000 was transferred to Eletronorte in accordance with Authorizing Resolution 1018/2007. In accordance with Opinion No. 00389/2019 / PFANEEL / PGF / AGU of 04/09/2019, it is opposed to the granting of a new authorization for this plant with a term of 35 years with the beginning of the counting on November 1, 2000. SCG / ANEEL has not yet officially commented;

(9)	Decommissioning of the plant in its entirety, authorized by the Ordinance of the Ministry of Mines and Energy No. 331 of 08/14/2018.

(*) Not examined by the independent auditors.

II- Generation Scaling Factor (GSF) - Law No. 14,052/2020

On September 9, 2020, Law No. 14,052 was published, which amended Law No. 13,203/2015, establishing new conditions for renegotiating the hydrological risk related to the portion of the costs incurred with the GSF, assumed by the holders of the hydroelectric power plants participating in the Relocation Mechanism Energy (MRE) since 2012, with the worsening of the water crisis.

The purpose of the legal amendment was to compensate the holders of hydroelectric plants participating in the MRE for non-hydrological risks caused by: (i) generation projects called structuring plants, related to the difference between the physical guarantee granted in the motorization phase and the aggregation values of each generating unit motorized to the SIN, (ii) restrictions on the flow of energy from the structuring plants due to a delay in starting up or starting up in unsatisfactory technical condition of the electricity transmission facilities destined and (iii) by thermoelectric generation that exceeds that by order of merit and import of electric energy without physical guarantee. Said compensation will be given upon the extension of the grant, limited to 7 years, calculated based on the values of the parameters applied by ANEEL.

On December 3, 2020, ANEEL Normative Resolution No. 895, of December 1, 2020, was published, which establishes the methodology for calculating the compensation and the procedures for renegotiating the hydrological risk. To be eligible for the compensation provided for in Law No. 14.052, holders of hydroelectric plants participating in the MRE must: (i) withdraw from the lawsuit whose object is the exemption or mitigation of hydrological risks related to the MRE, (ii) waive any allegation of the right on which the lawsuit is based, (iii) not having renegotiated the hydrological risk for the respective portion of energy.

On March 1, 2021, CCEE presented the calculations for determining the extent of the grant. The financial impact for Eletrobras is R $ 3,975,740. However, due to the 7-year limitation in extending the granting period, the Company estimates a lower amount, in the order of R $ 3,178,860, as shown in the tables below.

Measurement of CCEE
Subsidiaries	Financial Impact
Eletronorte	2,537,610
Furnas	793,970
Chesf	628,670
CGT Eletrosul	15,490
3,975,740
Loss	(796,880)
Total	3,178,860

* Loss due to the 7-year limitation on the extension of the granting period, for HPPs Itumbiara and Sobradinho the calculation indicates extension above the limit. Loss calculated based on the limitation estimate of the contractor PSR Solução e Consultoria em Energia Ltda, not having been presented by CCEE.

		Concession Term Extension
Plants	Financial Impact CCEE	(Days)
Tucurui	2,439,140	426
Itumbiara	695,350	2,555
Sobradinho	451,610	2,555
Samuel	79,940	1,042
Xingo	70,520	126
Complexo Paulo Afonso	69,580	120
Serra Da Mesa	39,040	184
Peixoto	35,890	79
Itaparica	31,620	126
Curua Una	18,530	2,313
Marimbondo	7,020	37
Barra Do Rio Chapeu	6,650	1,461
Joao Borges	6,310	1,362
Furnas	5,370	33
Estreito	4,570	34
Boa Esperanca	4,560	122
Passo Sao Joao	2,470	191
Corumba I - Furnas	2,020	34
Porto Colombia	1,820	34
Simplício Anta	1,460	24
Funil	1,190	37
Curemas	640	446
Batalha	230	15
Funil	140	44
Maua	60	1
Manso	10	—
Total	3,975,740

The final calculations must be published by ANEEL within 30 days from the date of the presentation of the CCEE. After publication, agents have 60 days to withdraw and waive legal actions and carry out requests to extend the granting period.

The amounts presented by the CCEE are still preliminary and when finalized, they will be analyzed under the scope of IAS 38 - Intangible Assets and will be measured at fair value based on the parameters determined by ANEEL regulations, considering the expected future flows in this new concession period, as well as the compensation values calculated by the CCEE. The amount to be recorded will also be subject to impairment analysis by the Company's management.

Finally, it should be noted that the Company's management, given the specific conditions of some plants that operate by quota system and calculation specificities, did not decide on adhesion in 2020. In this way, the accounting impacts arising from the GSF will be recorded in the year 2021 together with the request to extend the granting period and formalize the withdrawal of lawsuits whose object is the exemption or mitigation of hydrological risks related to the MRE (further details in note 46.6).

III - Electricity Transmission Concessions

Contract	Transmission Companies	Extension (KM) *	Location	Due Year
062/2001	Basic Grid Transmission - Various installations	20056	RJ/SP/PR/MG/GO/TO/DF/ES/MT	2043
061/2001	Basic Grid Transmission - Various installations	19156	PE/CE/SE/BA/AL/PI/MA/PB/RN	2042
057/2001	Basic Grid Transmission - Various installations	9464	RS/SC/PR/MS	2042
058/2001	Basic Grid Transmission - Various installations	9253	AC/MA/MT/PA/PI/RO/RR/TO	2043
013/2009	SPE Interligação Elétrica do Madeira (Lote D)	2385	RO/SP	2039
013/2009	LT Coletora Porto Velho / Araraquara II	2375	RO/SP	2039
014/2014	LT Xingu/Estreito e Estações Conversoras	2092	PA/TO/GO/MG	2044
014/2014	SPE Belo Monte Transmissora (1)	2076	PA/TO/GO/MG	2044
021/2009	LT Jauru - Vilhena - Pimenta Bueno - Ji-Paraná - Ariquemes - Samuel - Porto Velho	979	MT/RO	2039
007/2013	SPE Paranaíba Transmissora	953	BA/MG/GO	2043
001/2014	SPE Mata de Sta. Genebra Transmissora	887	SP/PR	2044
004/2012	LT Nova Santa Rita - Camaquã 3; LT Camaquã 3- Quinta; LT Salto Santiago - Itá; LT Itá - Nova Santa Rita	785	SC	2042
003/2012	LT Lechuga/Equador/Boa Vista e subestações associadas	715	RR/AM	2042
009/2009	SPE Transenergia Renovável	708	MS/GO/MT	2039
034/2001	LT Ibiúna - Batéias	664	PR/SP	2031
005/2004	LT Teresina II - Sobral - Fortaleza	546	PI/CE	2034
022/2009	LT Porto Velho - Abunã - Rio Branco	488	AC/RO	2039
002/2010	SPE Goiás Transmissão	479	GO	2040
020/2012	LT Nova Santa Rita - Povo Novo; LT Povo Novo - Marmeleiro; LT Marmeleiro - Santa Vitória do Palmar, Seccionamento da LT Camaquã 3	468	RS	2042
004/2004	LT Salto Santiago (PR) - Ivaiporã (PR) - Cascavel D'Oeste (PR) e Módulos nas SE Ivaiporã, SE Salto Santiago e SE Cascavel do Oeste	372	PR	2034
010/2005	LT Campos Novos - Blumenau e subestação Biguaçu	359	SC	2035
004/2013	SPE Triângulo Mineiro Transmissora	298	SP/MG	2043
008/2010	SPE MGE Transmissão (2)	267	MG/ES	2040
005/2006	LT Campos Novos (SC) - Nova Santa Rita (RS) e Módulos na SE Nova Santa Rita e SE Campos Novos	257	RS/SC	2036
003/2006	LT Simplício - Rocha Leão	238	RJ	2041
004/2008	LT Presidente Médici - Santa Cruz	237	RS	2038
007/2014	LT Santo Ângelo-Maçambará; LT Pinhalzinho-Foz do Chapecó; LT Pinhalzinho-Foz do Chapecó	235	SC	2044
002/2011	SE Foz do Chapecó	231	RS	2041
022/2011	LT Luis Gonzaga - Garanhuns	218	AL/PE/PB	2041
022/2011	LT Garanhuns - Pau Ferro	209	AL/PE/PB	2041
007/2005	LT Milagres - Tauá	208	CE	2035
022/2011	LT Garanhuns II- Campina Grande III	194	AL/PE/PB	2041
008/2011	LT Ceará-Mirim II - Campina Grande III	192	RN/PB	2041
028/2009	SPE Transenergia Goiás	187	GO	2039
012/2007	LT Picos - Tauá II	183	PI/CE	2037
003/2009	LT Bom Despacho 3 - Ouro Preto 2	180	MG	2039
014/2013	SPE Vale do São Bartolomeu	163	GO/DF	2043
018/2009	LT Eunápolis - Teixeira de Freitas II	145	BA	2039
014/2008	LT Eunápolis - Teixeira de Freitas II	145	BA	2038
012/2007	LT Paraíso - Açu II	133	PI/CE/RN	2037
019/2010	LT Paraíso - Açu II (3)	123	RN	2040
008/2005	LT Milagres - Coremas	120	CE/PB	2035
020/2010	LT Bom Jesus da Lapa II - Igaporã II	115	BA	2040
018/2012	LT Russas II - Banabuiu	112	RN	2042
005/2008	LT Nossa Senhora do Socorro - Penedo	110	SE/AL	2038
001/2008	SPE Madeira Energia	95	RO	2043
001/2009	LT Ribeiro Gonçalves - Balsas; SE Ribeiro Gonçalves - SE Balsas	95	MA/PI	2039
006/2010	LT Mascarenhas - Linhares	95	ES	2040
010/2007	LT Ibicoara - Brumado	95	BA	2037
021/2010	LT Acaraú II-Sobral III	91	CE	2040
006/2005	LT Campos - Macaé 3	90	RJ	2035
017/2009	LT Pau Ferro - Santa Rita II (3)	85	PE/PB/AL/RN	2039
002/2006	LT Batalha - Paracatu	85	MG	2041
019/2010	LT C. Mirim II - João Camara II	75	RN	2040
007/2006	LT Tijuco Preto - Itapeti - Nordeste	71	SP	2036
010/2000	LT Manso - Nobres (138kV)	70	MT	2035
003/2014	SPE Lago Azul Transmissora	69	GO	2044
019/2010	LT Açu II - Mossoró II (3)	69	RN	2040
446/2012	SPE Brasil Ventos Energia (4)	69	CE	2047
225/2014	LT Casa Nova II - Sobradinho	67	BA	2049
010/2000	LT Manso - Nobres (230kV)	66	MT	2035
129/2001	SPE Serra do Facão Energia	66	GO	2036
010/2011	LT Paraíso - Lagoa Nova II	65	RN/CE	2041
009/2011	LT Morro do Chapéu II - Irecê	64	BA	2041
008/2011	LT Ceará-Mirim II- João Câmara III	64	RN/PB	2041
018/2012	LT Ceará-Mirim II - Touros II	62	RN	2042
ECE 554/2010	LT Candiota/Melo e LT Presidente Médici	60	RS	2040
014/2011	LT Xavantes - Pirineus	50	GO	2041
019/2012	LT Igaporã III - Pindaí II	50	BA	2042
017/2011	LT Teresina II - Teresina III	46	PI	2041
007/2006	SPE Retiro Baixo Energética	45	MG	2041
006/2009	LT Pirapama II - Suape II	42	PE	2039
002/2014	SPE Empresa de Energia São Manoel	40	PA/MT	2049
005/2012	LT Messias - Maceió II	39	SE/AL/BA	2042
007/2014	LT Pinhalzinho-Foz do Chapecó (3)	37	SC	2044
018/2012	LT Mossoró II - Mossoró IV	36	RN	2042
007/2008	LT São Luís 2 - São Luís 3 SE São Luís 3	36	MA	2038
004/2010	LT São Luiz II - São Luiz III (3)	36	MA/CE	2040
012/2010	LT Monte Claro - Garibaldi (RS) e módulos na SE Garibaldi e SE Monte Claro	33	RS	2040
014/2012	LT Lechuga - Jorge Teixeira; SE Lechuga	30	AM	2042
009/2010	LT Jorge Teixeira - Lechuga (ex-Cariri)	30	AM	2040
003/2006	LT Anta - Simplício	26	MG/RJ	2041
010/2009	LT Collector Porto Velho - Porto Velho; SE Porto Velho Collector; 2 Back-to-Back AC / DC / AC Converter Stations;	22	RO	2039
130/2001	SPE Enerpeixe	20	TO	2036
019/2010	LT Extremoz II - C. Mirim	19	RN	2040
008/2011	LT Ceará-Mirim II - Extremoz II	19	RN/PB	2041
002/2011	SPE Teles Pires Participações	19	MT/PA	2046
022/2011	LT Garanhuns - Angelim I	13	AL/PE/PB	2041
023/2014	1 frequency converter and 132 kV LT	13	RS	2021
019/2012	LT Igaporã II - Igaporã III	11	BA	2042
017/2009	LT Paulo Afonso III - Zebu II	11	PE/PB/AL/RN	2039
008/2011	LT Campina Grande III - Campina Grande II	10	RN/PB	2041
006/2009	LT Suape III - Suape II	7	PE	2039
128/2001	SPE Chapecoense Geração	6	SC/RS	2036
057/2001	Rewrap of LT Cascavel Oeste - Guaíra (3)	3	PR	2042
001/2006	SPE Baguari Energia	3	MG	2041
057/2001	Sectioning of the LT Londrina - Maringá (3)	1	PR	2042
005/2012	LT Jardim - Nossa Senhora do Socorro	1	SE/AL/BA	2042
225/2014	SE Casa Nova II	—	BA	2049
225/2014	SE Elev. Usina Casa Nova III	—	BA	2049
220/2014	SE Elev. Usina Casa Nova II	—	BA	2049
061/2001	SE Several Developments	—	PE/CE/SE/BA/AL/PI/MA/PB/RN	2042
057/2001	SE Palhoça - I (3)	—	SC	2042
057/2001	SE Palhoça - J (3)	—	SC	2042
057/2001	SE Joinville - L (3)	—	SC	2042
021/2010	SE Acaraú II	—	CE	2040
020/2010	SE Igaporã	—	BA	2040
020/2010	SE Bom Jesus da Lapa II	—	BA	2040
019/2012	SE Igaporã III	—	BA	2042
019/2012	SE Pindaí II	—	BA	2042
019/2010	SE Extremoz II	—	RN	2040
019/2010	SE João Câmara	—	RN	2040
018/2012	SE Touros	—	RN	2042
018/2012	SE Mossoró IV	—	RN	2042
017/2012	SE Jaboatão II	—	PE	2042
017/2012	SE Mirueira II	—	PE	2042
017/2011	SE Teresina III	—	PI	2041
017/2009	SE Santa Rita II	—	PE/PB/AL/RN	2039
017/2009	SE Zebu	—	PE/PB/AL/RN	2039
017/2009	SE Natal III	—	PE/PB/AL/RN	2039
016/2012	SE Zona Oeste	—	RJ	2042
015/2012	SE Pirajá (3)	—	BA	2042
014/2010	SE Pólo	—	BA	2040
014/2008	SE Teixeira de Freitas II	—	BA	2038
013/2011	SE Nobres	—	MT	2041
013/2010	SE Arapiraca III	—	AL	2040
012/2011	SE Miramar; SE Tucuruí	—	PA	2041
012/2009	Rectifier Station nº 01 AC / DC - Inverter Station nº 01 CC / AC	—	RO/SP	2039
011/2010	SEs: Caxias 6, Ijuí 2, Lajeado Grande e Nova Petrópolis 2	—	RS	2040
010/2011	SE Lagoa Nova	—	RN/CE	2041
010/2011	SE Ibiapina II	—	CE	2041
010/2007	SE Ibicoara	—	BA	2037
010/2007	SE Brumado II	—	BA	2037
010/2000	SE UHE Manso	—	MT	2035
009/2011	SE Morro do Chapéu	—	BA	2041
008/2014	SE Ivinhema 2 (ampliação)	—	MS	2044
007/2010	SE Camaçari IV	—	BA	2040
007/2005	SE Tauá II	—	CE	2035
006/2010	SE Linhares	—	ES	2040
006/2009	SE Suape II	—	PE	2039
006/2009	SE Suape III	—	PE	2039
006/2004	SE Elev. Usina Apolônio Sales	—	BA	2042
006/2004	SE Elev. Usina PAF I	—	BA	2042
006/2004	SE Elev. Usina PAF III	—	BA	2042
006/2004	SE Elev. Usina Xingó	—	BA	2042
006/2004	SE Elev. Usina Funil	—	BA	2042
006/2004	SE Elev. Usina Sobradinho	—	BA	2052
006/2004	SE Elev. Usina Luiz Gonzaga	—	BA	2042
006/2004	SE Elev. Usina PAF II	—	BA	2042
006/2004	SE Elev. Usina PAF IV	—	BA	2042
006/2004	SE Elev. Usina Boa Esperança	—	BA	2042
006/2004	SE Elev. Usina Pedra	—	BA	2042
006/2004	SE Elev. Usina Curemas	—	BA	2024
005/2012	SE Nossa Senhora do Socorro	—	SE/AL/BA	2042
005/2012	SE Maceió II	—	SE/AL/BA	2042
005/2012	SE Poções II	—	SE/AL/BA	2042
005/2009	SE Missões	—	RS	2039
004/2012	SE Camaquã 3	—	SC	2042
004/2011	SE Lucas do Rio Verde	—	MT	2041
003/2006	SE UHE Simplício	—	RJ	2041
002/2009	SE Miranda II	—	MA	2039
002/2006	SE UHE Batalha	—	MG	2041
002/2001	SE Foz de Chapecó (expansion) (3)	—	RS	2041
020/2012	SE Povo Novo; SE Santa Vitória do Palmar 2; SE Povo Novo (expansion)	—	RS	2042
020/2012	SE Santa Vitória do Palmar 2 (3)	—	RS	2042
007/2014	SE Pinhalzinho; SE Santa Maria 3	—	SC	2044
003/2011	SPE Caldas Novas	—	GO	2041
024/2009	SPE Transenergia São Paulo	—	SP	2039
022/2011	SE Garanhuns	—	AL/PE/PB	2041
022/2011	SE Pau Ferro	—	AL/PE/PB	2041
008/2011	SE Ceará-Mirim II	—	RN/PB	2041
008/2011	SE João Câmara III	—	RN/PB	2041
008/2011	SE Campina Grande III	—	RN/PB	2041
004/2010	SE Aquiraz II	—	MA/CE	2040
004/2010	SE Pecém II	—	MA/CE	2040
015/2009	SPE Interligação Elétrica do Madeira (Lote F) (1)	—	RO/SP	2039
015/2009	Rectifying Station nº 02	—	RO/SP	2039
015/2009	Inversion Station nº 02	—	RO/SP	2039
(1)	Only the converting station is from the SPE
(2)	SE Viana 2, owned by SPE MGE Transmissão SA, is in the process of being expanded;
(3)	Projects still under implementation; and
(4)	The subsidiary Furnas holds a 100% interest in Brasil Ventos and the latter is a majority shareholder in the Wind Farms of Complexo Fortim.

(*) Not examined by the independent auditors

3.1 - Concessions to be indemnified

Indemnities after Basic Project - modernization and improvements

Hydraulic Generation:

Law No. 12,783 / 2013 guaranteed the right of electric energy generation and transmission concessionaires, which extended their concessions, to indemnification for the portion of investments linked to reversible assets, not yet amortized or not depreciated, the value of which would be updated until the date of effective payment to the concessionaire.

Decree No. 7,805 / 2012, which regulates Law No. 12,783 / 2013, established that indemnities for investments in reversible assets not yet amortized or not depreciated referring to generation concessions would be calculated based on the New Replacement Value (VNR), considering the accumulated depreciation and amortization from the installation's start-up date until December 31, 2012, in accordance with the criteria of the Electric Sector Accounting Manual (MCSE).

Normative Resolution No. 596 of December 2013, which regulates Decree No. 7,850 / 2012, established that the concessionaires should prove the realization of the respective investments linked to the reversible assets until December 2015.

In December 2014, the subsidiary Chesf submitted to ANEEL, supporting documentation, of investments linked to reversible assets, not yet amortized or not depreciated, of the Xingó, Paulo Afonso I, II, III and IV hydroelectric plants, Apolônio Sales (Moxotó), Luiz Gonzaga (Itaparica), Boa Esperança, Pedra and Funil, whose concessions were extended under the terms of Law 12,783 / 2013, for the purposes of the application process for complementary generation remuneration.

In February 2015, the subsidiary Eletronorte presented supporting documentation of investments linked to reversible assets, not yet amortized or not depreciated, of the Coaracy Nunes hydroelectric plant, whose concession was extended under Law 12,783 / 2013, for the purposes of the application process. complementary generation remuneration.

In October 2015, the subsidiary Furnas submitted supporting documentation for investments linked to reversible assets, not yet amortized or not depreciated, of the Corumbá, Funil, Furnas, Luiz Carlos de Barreto de Carvalho, Maribondo and Porto Colombia hydroelectric plants, whose concessions were extended in the light of Law 12,783 / 2013, for the purposes of the application process for complementary generation remuneration.

In January 2019, ANEEL's Board of Directors decided to open a Public Hearing, nº 003/2019, in order to collect subsidies and additional information to improve the criteria and procedures for calculating investments in non-amortized and non-depreciated reversible assets, carried out over the course of the year. generation concessions, whether extended or not, pursuant to Law No. 12,783 / 2013.

In October 2019, the analysis of contributions to Public Hearing nº 003/2019 was published by Technical Note nº 096/2019-SRG-SFF-SCG / ANEEL. The Company will await a decision by ANEEL's Executive Board to make any necessary adjustments to its financial statements.

Eletrobras remains with the understanding that it will not incur losses on these assets and keeps them recorded at historical value, balance of December 2012, as the form of realization of these components has not yet been defined, whose values represent a total amount of R $ 1,483,540 listed below:

Modernizations and Improvements
Paulo Afonso I	92,612
Paulo Afonso II	107,093
Paulo Afonso III	66,259
Paulo Afonso IV	20,832
Apolônio Sales	38,250
Luiz Gonzaga	28,174
Xingó	15,150
Boa Esperança	98,759
Pedra	8,067
Funil	12,626
UHE Furnas	514,825
UHE Estreito	480,893
1,483,540

Thermal Generation:

TPP Santa Cruz is a concession under contract No. 004/2004. Although its concession expired in 2015, as there was still no manifestation by the Granting Authority about its extension under the terms of Law No. 12,783 / 2013 and Decree No. 9,187 / 2017, it remains in effect until said manifestation. The residual value at the end of the concession period for the thermoelectric project TPP Santa Cruz, in December 2012, represented the amount of R$ 661,997.

As of December 31, 2020, the net value of the TPP Santa Cruz asset is R$ 808,269 as follows:

TPP Santa Cruz
Amount as of December 31, 2020	1,211,038
(-) Impairment	(402,769)
Net book value	808,269